Derivative financial instrument liabilities (Details 1) - Derivative Warrant Liabilities [Member] $ in Thousands	3 Months Ended
Nov. 30, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Beginning balance at derivative warrant liabilities	$ 2,273
Change in fair value	(819)
Ending balance at derivative warrant liabilities	$ 1,454